Contract Assets, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 2,346,265	$ 299,268	$ 1,533,832
(Reversal) addition	(2,010,644)	(256,460)	812,433
Ending balance	$ 335,621	$ 42,808	$ 2,346,265